19. Employee benefits (post-employment) (Detail 7) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Actuarial assumption of discount rates [member] | Pension Benefits [member] | Increase In Basis Points [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension Obligation	$ (2,376)
Current Service cost and interest cost	(5)
Actuarial assumption of discount rates [member] | Pension Benefits [member] | Decrease In Basis Points [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension Obligation	3,064
Current Service cost and interest cost
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension Obligation	(670)
Current Service cost and interest cost	(36)
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension Obligation	849
Current Service cost and interest cost	46
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension Obligation	857
Current Service cost and interest cost	114
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension Obligation	(652)
Current Service cost and interest cost	$ (81)